Employee Benefits - Pension Plan Assets Measured at Fair Value on Recurring Basis (Detail) (Fair Value Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	$ 89,556	$ 81,088
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	2,946	8,585
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	26,448	23,643
Equity Index Mutual Funds-Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	1,558	1,934
Equity Index Mutual Funds-International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	2,497	4,218
Domestic Individual Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	55,206	39,631
International Individual Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	901	1,802
Equity-Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value		1,275
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	86,610	69,796
Level 1 [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	26,448	22,211
Level 1 [Member] | Equity Index Mutual Funds-Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	1,558	1,934
Level 1 [Member] | Equity Index Mutual Funds-International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	2,497	4,218
Level 1 [Member] | Domestic Individual Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	55,206	39,631
Level 1 [Member] | International Individual Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	901	1,802
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	2,946	8,585
Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	2,946	8,585
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value		2,707
Level 3 [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value		1,432
Level 3 [Member] | Equity-Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value		$ 1,275